Risk management - Disclosure of main credit risk aggregates arising on customer business (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 1,124,121	€ 1,051,115	€ 989,456
Non-performing rate	3.08%	3.16%	3.21%
Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 34,673	€ 33,234	€ 31,767
Spain
Disclosure of credit risk exposure [line items]
Non-performing rate	3.27%
Europe
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 639,996	€ 636,123	€ 606,997
Non-performing rate	2.37%	3.12%	3.34%
Europe | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 15,186	€ 19,822	€ 20,272
Europe | Spain
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 293,197	€ 283,953	€ 272,154
Non-performing rate	3.27%	4.72%	5.16%
Europe | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 9,598	€ 13,403	€ 14,053
Europe | United Kingdom
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 253,455	€ 262,869	€ 252,255
Non-performing rate	1.21%	1.43%	1.24%
Europe | United Kingdom | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 3,059	€ 3,766	€ 3,138
Europe | Portugal
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 41,755	€ 41,941	€ 40,693
Non-performing rate	2.99%	3.44%	3.89%
Europe | Portugal | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 1,247	€ 1,442	€ 1,584
Europe | Poland
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 33,350	€ 33,497	€ 31,578
Non-performing rate	3.80%	3.61%	4.74%
Europe | Poland | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 1,268	€ 1,210	€ 1,496
North America
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 185,614	€ 149,792	€ 131,626
Non-performing rate	3.03%	2.42%	2.23%
North America | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 5,629	€ 3,632	€ 2,938
North America | United States
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 140,452	€ 112,808	€ 99,135
Non-performing rate	3.25%	2.33%	2.04%
North America | United States | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 4,571	€ 2,624	€ 2,025
North America | Mexico
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 45,107	€ 36,984	€ 32,476
Non-performing rate	2.32%	2.73%	2.81%
North America | Mexico | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 1,047	€ 1,009	€ 913
South America
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 167,348	€ 141,874	€ 129,590
Non-performing rate	6.20%	4.50%	4.39%
South America | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 10,381	€ 6,387	€ 5,688
South America | Brazil
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 101,801	€ 85,702	€ 74,712
Non-performing rate	7.57%	4.88%	4.59%
South America | Brazil | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 7,705	€ 4,182	€ 3,429
South America | Chile
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 47,811	€ 41,479	€ 42,826
Non-performing rate	4.99%	4.43%	4.79%
South America | Chile | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 2,384	€ 1,838	€ 2,051
South America | Argentina
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 5,844	€ 5,481	€ 4,418
Non-performing rate	2.08%	3.61%	2.11%
South America | Argentina | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 122	€ 198	€ 93
Digital Consumer Bank
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 125,339	€ 116,989	€ 116,381
Non-performing rate	2.06%	2.13%	2.17%
Digital Consumer Bank | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 2,583	€ 2,490	€ 2,525
Corporate Centre
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 5,824	€ 6,337	€ 4,862
Non-performing rate	15.35%	14.38%	7.08%
Corporate Centre | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 894	€ 903	€ 344